Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

Pursuant to a registration rights agreement entered into on October 27, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $28,174,682 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Cazoo Business Combination Agreement

On March 29, 2021, the Company entered into a business combination agreement (the “Cazoo Business Combination Agreement”) with Cazoo Holdings Limited, a private limited company formed under the laws of England and Wales (the “Cazoo”), and Capri Listco, a Cayman Islands exempted company (“Listco”). The transactions contemplated by the Cazoo Business Combination Agreement are referred to herein as the “Cazoo Business Combination.” The board of directors of the Company and a committee of the board of directors of the Cazoo unanimously approved the Cazoo Business Combination.

The Cazoo Business Combination Agreement provides, subject to the terms and conditions therein, for the consummation of, among other things, the following transactions prior to the closing of the Cazoo Business Combination (collectively, the “Reorganization”): (a) approximately three business days prior to the closing of the Cazoo Business Combination (the “Listco Closing Date”), the sole shareholder of Listco will transfer to the Company all of the issued and outstanding equity securities of Listco and, as a result of such transfer, Listco shall become a wholly-owned subsidiary of the Company, and (b) following the Listco Closing Date, the Company will be merged with and into Listco, with Listco continuing as the surviving entity (the “Merger”). In connection with the Merger, each Unit, Class A ordinary share, Class B ordinary share and warrant issued and outstanding immediately prior to the Merger will be cancelled in exchange for the right to receive one Listco unit (consisting of one Listco Class A Share and one-fourth of one redeemable Listco warrant) (the “Listco Units”), Class A ordinary share, par value $0.0001 per share (the “Listco Class A Shares”), Class B ordinary share, par value $0.0001 per share (the “Listco Class B Shares”), and warrant to purchase Listco Class A ordinary shares, respectively.

Approximately two days following the completion of the Reorganization and at the closing of the Cazoo Business Combination (the “Closing”), pursuant to the Cazoo Business Combination Agreement, subject to the terms and conditions therein, Listco will acquire all of the issued and outstanding shares of the Cazoo from the holders thereof (the “Cazoo Shareholders”). Cazoo Shareholders will, subject to the procedures, limitations and rationing mechanics set forth in the Cazoo Business Combination Agreement, have the ability to elect the mix of cash and Listco Class C ordinary shares, par value $0.0001 per share (the “Listco Class C Shares”) each such Cazoo Shareholder will receive. The Listco Class C Shares will, subject to certain exceptions, be non-transferrable for 180 days following the Closing, at which time, such Listco Class C Shares will automatically convert into Listco Class A Shares in accordance with Listco’s governing documents. Additionally, effective as of the Closing, (a) the issued and outstanding Listco Class B Shares will convert automatically on a one-for-one basis into Listco Class A Shares, and (b) each issued and outstanding Listco Unit will automatically separate into its component parts.

The Cazoo Business Combination will be consummated subject to the deliverables and provisions as further described in the Cazoo Business Combination Agreement.

On March 29, 2021, concurrently with the execution of the Cazoo Business Combination Agreement, the Company and Listco entered into subscription agreements (collectively, the “Subscription Agreements”) with certain investors (the “PIPE Investors”) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and Listco has agreed to issue and sell to the PIPE Investors, an aggregate of 80,000,000 Listco Class A Shares for an aggregate purchase price of $800,000,000 concurrently with the Closing, on the terms and subject to the conditions set forth therein. The Subscription Agreements contain customary representations and warranties of the Company and Listco, on the one hand, and each PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the transactions contemplated by the Cazoo Business Combination Agreement. The securities that may be issued in connection with the Subscription Agreements will not be registered under the Securities Act, and will be issued in reliance on the exemption from registration requirements thereof provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder.

Legal Update

On June 3, 2021, June 8, 2021, July 13, 2021, July 27, 2021, August 6, 2021 and August 10, 2021, respectively, the Company received six demand letters from purported shareholders of the Company claiming certain alleged material omissions in the definitive proxy statement/prospectus, initially filed with the SEC on May 14, 2021, surrounding its planned transaction with Cazoo. A complaint asserting similar claims was filed on August 2, 2021 on behalf of one of these purported shareholders in the Supreme Court of the State of New York, County of New York: Ben Hoftyzer v. Ajax I, et al., Index No. 654725/2021. This complaint was later dismissed voluntarily by the plaintiff on August 12, 2021. Other, similar suits may follow. The Company specifically denies all allegations in the complaint and demand letters that any additional disclosure was or is required and believes these purported shareholders’ claims are without merit.